Document and Entity Information Document and Entity Information	6 Months Ended
Jun. 30, 2020
Document And Entity information [Abstract]
Entity Registrant Name	Fiat Chrysler Automobiles N.V.
Entity Central Index Key	0001605484
Current Fiscal Year End Date	--12-31
Document Type	6-K/A
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q2
Amendment Flag	true
Amendment Description	Amendment to include XBRL exhibits